SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash equivalents	$ 0		$ 0
Cash	964,366		2,131,861
Restricted cash	12,000
Increase in allowance for credit losses	1,500,000
Allowance for credit losses	10,067,952		8,658,698	$ 7,688,491
Increase in allowance for credit losses	1,051,848		4,931,702
Contract assets	701,000		789,000
Contract with Customer, Liability	1,299,000
Impairment of long-lived assets
Rental income	121,000	126,000
Contract assets	$ 456,000	2,169,000
Number of reportable segments | Segment	3
Number of operating segments | Segment	3
Suppliers [Member]
Increase in allowance for credit losses	$ 94,000	$ 69,000